Pastos Grandes - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 16, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2023 [1]
Disclosure of subsidiaries [line items]
Non-controlling interest			$ 62,656	$ 0	[1]		$ 0
Deficit			(669,540)	(661,190)	[1]		(272,222)
Transaction costs			6,818	7,569		$ 0
Net income (loss)			(15,240)	1,288,369		$ (93,568)
Total assets			1,131,223	1,055,026	[1]		1,016,548
Total liabilities			$ 240,293	$ 226,095	[1]		$ 232,546
PGCo
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			85.10%
Loans to Minera Exar		$ 65,000
Borrowings, maturity		five years
Net income (loss)			$ 5,939
Total assets			428,914
Total liabilities			$ 452
PGCo | SOFR
Disclosure of subsidiaries [line items]
Interest rate		4.00%
PGCo | Ganfeng
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	14.90%
Subsidiary issued shares	$ 70,000
Non-controlling interest	62,662
Deficit	6,884
Gain on sale of minority interest	7,338
Transaction costs	$ 454

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.